Stockholders’ Equity (Deficit) - Schedule of Black-Scholes valuation model with assumptions (Details)	Jun. 30, 2026
Volatility [Member] | Maximum [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	185.11
Volatility [Member] | Minimum [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	168.95
Dividends [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	0
Risk-free interest rate [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	3.92
Term (years) [Member] | Maximum [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	5
Term (years) [Member] | Minimum [Member]
Schedule of Black-Scholes valuation model with assumptions [Line Items]
Stock option of measurement input	3